Subsequent Events - Amendments to SFC's Conduit Facilities (Details) (10-K) - USD ($) $ in Millions		1 Months Ended
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Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Amount drawn							$ 0
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Amount drawn														$ 100
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																										$ 350,000,000
Amount drawn												$ 0
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																				$ 400,000,000
Amount drawn												400	$ 200		$ 200
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Second Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																			$ 250,000,000
Amount drawn												250			250
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Amount drawn												250			$ 250
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																						$ 350
Amount drawn																$ 100
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue Funding LLC 2015 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																		$ 250,000,000
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Amount drawn									$ 200
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Amount drawn									0
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility											$ 850,000,000
Amount drawn									298
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility											$ 100,000,000
Amount drawn									$ 100
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable			12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable				36 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable					36 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue Funding LLC 2015 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable	12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable		12 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable				36 months
Asset-backed Securities [Member] | Scenario, Forecast [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Principal amount, reduce to cash payments, due and payable					36 months
OMFIT 2016-1 Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility								$ 45		$ 500
OMFIT 2016-1 Securitization [Member] | Subsequent Event [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility										$ 500,000,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																			$ 250		$ 300		$ 300,000,000
Amount drawn												200					$ 100
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																								$ 300			$ 300
Amount drawn												$ 0
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility																									$ 350,000,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility						$ 250,000,000